UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: August 31, 2024

Date of reporting period: February 29, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

EMQQ The Emerging Markets Internet & Ecommerce ETF

FMQQ The Next Frontier Internet & Ecommerce ETF

Semi-Annual Report

February 29, 2024

(Unaudited)

EMQQ/FMQQ

Table of Contents

The Funds file their complete schedule of investments with the U.S. Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to each Fund’s report on Form N-PORT within sixty days after the end of the period. Each Fund’s Form N-PORT reports are available on the Commission’s website at https://www.sec.gov.

Exchange Traded Concepts, LLC’s proxy voting policies and procedures are attached to each Fund’s Statement of Additional Information (the “SAI”). The SAI, as well as information relating to how each Fund voted proxies relating to each Fund’s securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling (855) 888-9892 and on the Commission’s website at https://www.sec.gov.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Schedules of Investments

February 29, 2024 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.6%

Argentina — 0.1%
Consumer Discretionary — 0.1%
Despegar.com*	22,395	$199,540

Brazil — 13.2%
Communication Services — 0.1%
VTEX, Cl A*	20,445	170,511
Consumer Discretionary — 8.2%
Afya, Cl A*	9,376	193,521
CVC Brasil Operadora e Agencia de Viagens*	179,900	120,932
GRUPO DE MODA SOMA	202,100	285,132
Magazine Luiza*	1,168,000	505,409
MercadoLibre*	18,231	29,083,914
Pet Center Comercio e Participacoes	130,900	110,650
		30,299,558
Financials — 4.9%
Inter*	115,405	656,849
NU Holdings, Cl A*	982,212	10,882,909
Pagseguro Digital, Cl A*	82,284	1,145,393
StoneCo, Cl A*	100,647	1,732,135
XP, Cl A	137,950	3,261,138
		17,678,424
Industrials — 0.0%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao	31,800	118,914
Description	Shares	Fair Value
Brazil — continued
Information Technology — 0.0%
Locaweb Servicos de Internet	138,900	$155,991
Total Brazil		48,423,398

China — 50.0%
Communication Services — 18.6%
Baidu, Cl A*	914,604	11,629,985
Bilibili, Cl Z*	101,876	997,445
China Literature*	157,600	486,159
China Ruyi Holdings* (A)	2,256,799	443,934
Hello Group ADR	57,933	381,779
HUYA ADR*	35,302	123,557
iDreamSky Technology Holdings*	357,600	92,268
iQIYI ADR*	187,501	691,879
Kanzhun ADR	133,416	2,087,960
Kingsoft	380,600	1,062,246
Kuaishou Technology, Cl B*	1,017,800	5,785,318
Maoyan Entertainment*	139,600	154,422
Meitu(A)	909,500	299,728
NetEase	718,680	16,175,073
Tencent Holdings	710,092	25,142,743
Tencent Music Entertainment Group ADR*	255,608	2,676,216
XD*	107,000	199,819
		68,430,531
Consumer Discretionary — 27.8%
Alibaba Group Holding	3,234,008	30,114,345
JD.com, Cl A	963,894	10,963,974
Meituan, Cl B*	2,129,579	21,707,084
PDD Holdings ADR*	201,521	25,097,425
Tongcheng Travel Holdings*	483,200	1,219,603
Trip.com Group*	232,211	10,583,089
Vipshop Holdings ADR*	137,404	2,645,027
		102,330,547
Consumer Staples — 0.8%
Alibaba Health Information Technology*	1,902,000	835,745
Dada Nexus ADR*	100,971	212,039
JD Health International*	412,300	1,569,403
Ping An Healthcare and Technology* (A)	209,600	325,024
		2,942,211

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Schedules of Investments

February 29, 2024 (Unaudited) (Continued)

Description	Shares	Fair Value
China — continued
Financials — 0.5%
FinVolution Group ADR	60,681	$317,362
Qifu Technology ADR	57,890	894,400
Up Fintech Holding ADR*	63,107	253,690
ZhongAn Online P&C Insurance, Cl H*	282,900	448,084
		1,913,536
Health Care — 0.0%
Yidu Tech* (A)	204,200	109,810
Industrials — 0.7%
Full Truck Alliance ADR*	357,384	2,358,734
Information Technology — 0.5%
Kingdee International Software Group*	1,123,000	1,213,542
Kingsoft Cloud Holdings ADR*	100,732	289,101
Vnet Group ADR*	52,664	81,629
Weimob*	878,000	236,637
		1,820,909
Real Estate — 1.1%
KE Holdings, Cl A	863,142	4,013,178
Phoenix Tree Holdings ADR* (A)(B)(C)	179,833	—
		4,013,178
Total China		183,919,456

Germany — 0.1%
Consumer Discretionary — 0.1%
Jumia Technologies ADR*	40,782	248,362

Hong Kong — 0.7%
Communication Services — 0.2%
Alibaba Pictures Group*	3,640,000	209,227
Zx* (A)	70,800	488,351
		697,578
Financials — 0.5%
Futu Holdings ADR*	35,378	1,893,431
Total Hong Kong		2,591,009

India — 17.8%
Communication Services — 0.6%
Affle India*	19,975	269,369
Info Edge India	27,897	1,772,324
Nazara Technologies*	16,342	147,128
		2,188,821
Description	Shares	Fair Value
India — continued
Consumer Discretionary — 2.1%
Easy Trip Planners	243,215	$141,823
FSN E-Commerce Ventures*	427,262	808,495
Jubilant Foodworks	150,932	844,435
MakeMyTrip*	24,431	1,507,148
Zomato*	2,149,987	4,290,056
		7,591,957
Energy — 10.0%
Reliance Industries	1,042,173	36,721,543
Financials — 4.6%
Angel One	12,859	431,553
Bajaj Finance	113,610	8,899,784
ICICI Securities	33,030	325,415
Indian Energy Exchange	307,408	527,014
Jio Financial Services*	1,342,280	5,018,399
One 97 Communications*	99,470	483,817
PB Fintech*	97,916	1,378,586
		17,064,568
Industrials — 0.1%
IndiaMart InterMesh	11,137	356,569
TeamLease Services*	4,619	167,822
		524,391
Information Technology — 0.4%
CE Info Systems	9,295	202,539
Happiest Minds Technologies	23,081	235,761
Intellect Design Arena	28,901	385,521
Route Mobile	10,604	203,988
Tanla Platforms	26,837	317,061
		1,344,870
Total India		65,436,150

Indonesia — 0.6%
Consumer Discretionary — 0.5%
Bukalapak.com*	21,066,400	210,463
GoTo Gojek Tokopedia, Cl A*	329,045,500	1,486,620
		1,697,083
Financials — 0.1%
Bank Jago*	2,118,000	365,242
Total Indonesia		2,062,325

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Schedules of Investments

February 29, 2024 (Unaudited) (Continued)

Description	Shares	Fair Value
Japan — 0.7%
Communication Services — 0.7%
Nexon	167,800	$2,719,869

Kazakhstan — 0.5%
Financials — 0.5%
Kaspi.KZ JSC ADR	16,339	1,686,185

Poland — 0.8%
Communication Services — 0.2%
CD Projekt	26,210	720,990
Consumer Discretionary — 0.6%
Allegro.eu*	208,561	1,686,364
CCC*	20,907	398,438
		2,084,802
Total Poland		2,805,792

Russia — 0.0%
Communication Services — 0.0%
VK GDR* (B)(C)	117,354	1,174
Yandex, Cl A* (B)(C)	224,241	2,242
		3,416
Consumer Discretionary — 0.0%
Ozon Holdings ADR* (B)(C)	125,832	1,258
TCS Group Holding GDR* (B)(C)	89,202	892
		2,150
Industrials — 0.0%
HeadHunter Group ADR* (B)(C)	25,106	251
Total Russia		5,817

Singapore — 3.4%
Communication Services — 2.7%
Sea ADR*	207,826	10,083,717
Industrials — 0.7%
Grab Holdings, Cl A*	803,869	2,467,878
Total Singapore		12,551,595

South Africa — 3.5%
Communication Services — 0.2%
MultiChoice Group*	125,334	682,146
Consumer Discretionary — 3.3%
Naspers, Cl N	74,091	12,185,703
Total South Africa		12,867,849

South Korea — 7.4%
Communication Services — 4.1%
AfreecaTV	3,235	311,936
CJ ENM*	4,153	247,633
Description	Shares	Fair Value
South Korea — continued
Com2uSCorp	3,050	$97,574
Kakao	118,770	4,754,011
Kakao Games*	14,855	261,603
NAVER	56,500	8,273,881
NCSoft	6,427	936,346
Neowiz	4,865	80,742
		14,963,726
Consumer Discretionary — 2.8%
Coupang, Cl A*	472,885	8,757,830
Delivery Hero, Cl A*	74,211	1,715,761
		10,473,591
Financials — 0.5%
KakaoBank	64,203	1,371,715
Kakaopay*	9,798	324,123
		1,695,838
Total South Korea		27,133,155

Sweden — 0.0%
Information Technology — 0.0%
Truecaller, Cl B* (A)	68,443	188,645

Taiwan — 0.2%
Communication Services — 0.0%
Gamania Digital Entertainment	46,000	103,178
Consumer Discretionary — 0.2%
momo.com	42,768	601,413
Total Taiwan		704,591

United Arab Emirates — 0.0%
Communication Services — 0.0%
Yalla Group ADR*	36,620	187,494

United States — 0.5%
Financials — 0.2%
Lufax Holding ADR	232,121	724,218
Information Technology — 0.3%
Freshworks, Cl A*	64,074	1,309,673
Total United States		2,033,891

Uruguay — 0.1%
Financials — 0.1%
Dlocal, Cl A*	31,387	522,907
Total Common Stock
(Cost $449,942,708)		366,288,030

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Schedules of Investments

February 29, 2024 (Unaudited) (Concluded)

Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.3%

United States — 0.3%
Invesco Government & Agency Portfolio, Institutional Class, 5.240% (D)(E)	931,018	$931,018

Total Short-Term Investment
(Cost $931,018)		931,018

Total Investments in Securities — 99.9%
(Cost $450,873,726)		$367,219,048

Percentages are based on net assets of $367,741,585.

*          Non-income producing security.

(A)      This security or a partial position of this security is on loan at February 29, 2024. The total value of securities on loan at February 29, 2024 was $881,733.

(B)      Level 3 security in accordance with fair value hierarchy.

(C)      Security is fair valued.

(D)      This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2024 was $931,018.

(E)      The rate shown is the 7-day effective yield as of February 29, 2024.

ADR — American Depositary Receipt

Cl —  Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock
Argentina	$199,540	$—	$—	$199,540
Brazil	48,423,398	—	—	48,423,398
China	183,919,456	—	—	183,919,456
Germany	248,362	—	—	248,362
Hong Kong	2,591,009	—	—	2,591,009
India	65,436,150	—	—	65,436,150
Indonesia	2,062,325	—	—	2,062,325
Japan	2,719,869	—	—	2,719,869
Kazakhstan	1,686,185	—	—	1,686,185
Poland	2,805,792	—	—	2,805,792
Russia	—	—	5,817(2)	5,817
Singapore	12,551,595	—	—	12,551,595
South Africa	12,867,849	—	—	12,867,849
South Korea	27,133,155	—	—	27,133,155
Sweden	188,645	—	—	188,645
Taiwan	704,591	—	—	704,591
United Arab Emirates	187,494	—	—	187,494
United States	2,033,891	—	—	2,033,891
Uruguay	522,907	—	—	522,907
Short-Term Investment
United States	931,018	—	—	931,018
Total Investments in Securities	$367,213,231	$—	$5,817	$367,219,048

(1)       A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

(2)         At February 29, 2024, all Russian Level 3 Investments had a combined ($18,771,994) Unrealized Gain/(Loss). These securities were impacted by the invasion of Ukraine and sanctions on market conditions in Russia. From the start of the conflict in Ukraine until February 29, 2024, Russian-held investments were valued at an approximately 99 percent discount from their last traded prices.

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet & Ecommerce ETF

Schedules of Investments

February 29, 2024 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 96.2%

Argentina — 0.2%
Consumer Discretionary — 0.2%
Despegar.com*	5,035	$44,862

Brazil — 20.3%
Communication Services — 0.2%
VTEX, Cl A*	4,593	38,306
Consumer Discretionary — 5.5%
Afya, Cl A*	2,110	43,550
CVC Brasil Operadora e Agencia de Viagens*	40,492	27,219
GRUPO DE MODA SOMA	45,484	64,171
Magazine Luiza*	262,753	113,697
MercadoLibre*	606	966,752
Pet Center Comercio e Participacoes	29,467	24,908
		1,240,297
Financials — 14.3%
Inter*	25,976	147,847
NU Holdings, Cl A*	154,604	1,713,013
Pagseguro Digital, Cl A*	18,411	256,281
StoneCo, Cl A*	22,516	387,500
XP, Cl A	30,864	729,625
		3,234,266
Industrials — 0.1%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao	7,165	26,793
Information Technology — 0.2%
Locaweb Servicos de Internet	31,258	35,104
Total Brazil		4,574,766

Germany — 0.2%
Consumer Discretionary — 0.2%
Jumia Technologies ADR*	9,173	55,864
Description	Shares	Fair Value
India — 34.8%
Communication Services — 2.1%
Affle India*	4,490	$60,549
Info Edge India	6,273	398,530
Nazara Technologies*	3,676	33,095
		492,174
Consumer Discretionary — 7.6%
Easy Trip Planners	54,631	31,857
FSN E-Commerce Ventures*	96,177	181,993
Jubilant Foodworks	33,971	190,061
MakeMyTrip*	5,467	337,259
Zomato*	483,964	965,695
		1,706,865
Energy — 9.2%
Reliance Industries	58,854	2,073,753

Financials — 14.1%
Angel One	2,892	97,057
Bajaj Finance	17,189	1,346,522
ICICI Securities	7,432	73,221
Indian Energy Exchange	69,197	118,630
Jio Financial Services*	300,399	1,123,105
One 97 Communications*	22,388	108,894
PB Fintech*	22,036	310,251
		3,177,680
Industrials — 0.5%
IndiaMart InterMesh	2,504	80,170
TeamLease Services*	1,036	37,641
		117,811
Information Technology — 1.3%
CE Info Systems	2,085	45,432
Happiest Minds Technologies	5,189	53,003
Intellect Design Arena	6,500	86,706
Route Mobile	2,381	45,803
Tanla Platforms	6,037	71,323
		302,267
Total India		7,870,550

Indonesia — 2.0%
Consumer Discretionary — 1.7%
Bukalapak.com*	4,741,100	47,366
GoTo Gojek Tokopedia, Cl A*	73,640,200	332,704
		380,070
Financials — 0.3%
Bank Jago*	476,500	82,171
Total Indonesia		462,241

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet & Ecommerce ETF

Schedules of Investments

February 29, 2024 (Unaudited) (Continued)

Description	Shares	Fair Value
Japan — 2.7%
Communication Services — 2.7%
Nexon	37,000	$599,733

Kazakhstan — 1.7%
Financials — 1.7%
Kaspi.KZ JSC ADR	3,676	379,363

Poland — 2.8%
Communication Services — 0.7%
CD Projekt	5,893	162,106
Consumer Discretionary — 2.1%
Allegro.eu*	46,937	379,519
CCC*	4,703	89,628
		469,147
Total Poland		631,253

Russia — 0.0%
Communication Services — 0.0%
VK GDR* (A)(B)	7,810	78
Yandex, Cl A* (A)(B)	10,305	103
		181
Consumer Discretionary — 0.0%
Ozon Holdings ADR* (A)(B)	8,369	84
TCS Group Holding GDR* (A)(B)	5,934	59
		143
Industrials — 0.0%
HeadHunter Group ADR* (A)(B)	1,664	17
Total Russia		341

Singapore — 9.3%
Communication Services — 6.8%
Sea ADR*	31,847	1,545,217
Industrials — 2.5%
Grab Holdings, Cl A*	179,902	552,299
Total Singapore		2,097,516

South Africa — 0.7%
Communication Services — 0.7%
MultiChoice Group*	28,204	153,504

South Korea — 19.3%
Communication Services — 11.6%
AfreecaTV	721	69,523
CJ ENM*	927	55,275
Com2uSCorp	680	21,754
Kakao	24,112	965,132
Description	Shares	Fair Value
South Korea — continued
Kakao Games*	3,337	$58,766
NAVER	8,453	1,237,860
NCSoft	1,430	208,336
Neowiz	1,094	18,156
		2,634,802
Consumer Discretionary — 6.0%
Coupang, Cl A*	52,486	972,041
Delivery Hero, Cl A*	16,600	383,793
		1,355,834
Financials — 1.7%
KakaoBank	14,411	307,895
Kakaopay*	2,202	72,843
		380,738
Total South Korea		4,371,374

Sweden — 0.2%
Information Technology — 0.2%
Truecaller, Cl B*	15,427	42,520

United Arab Emirates — 0.2%
Communication Services — 0.2%
Yalla Group ADR*	8,238	42,178

United States — 1.3%
Information Technology — 1.3%
Freshworks, Cl A*	14,331	292,926

Uruguay — 0.5%
Financials — 0.5%
Dlocal, Cl A*	7,060	117,620
Total Common Stock
(Cost $24,547,887)		21,736,611
Total Investments in Securities — 96.2%
(Cost $24,547,887)		$21,736,611

Percentages are based on net assets of $22,584,804.

*          Non-income producing security.

(A)      Level 3 security in accordance with fair value hierarchy.

(B)      Security is fair valued.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet & Ecommerce ETF

Schedules of Investments

February 29, 2024 (Unaudited) (Concluded)

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock
Argentina	$44,862	$—	$—	$44,862
Brazil	4,574,766	—	—	4,574,766
Germany	55,864	—	—	55,864
India	7,870,550	—	—	7,870,550
Indonesia	462,241	—	—	462,241
Japan	599,733	—	—	599,733
Kazakhstan	379,363	—	—	379,363
Poland	631,253	—	—	631,253
Russia	—	—	341(2)	341
Singapore	2,097,516	—	—	2,097,516
South Africa	153,504	—	—	153,504
South Korea	4,371,374	—	—	4,371,374
Sweden	42,520	—	—	42,520
United Arab Emirates	42,178	—	—	42,178
United States	292,926	—	—	292,926
Uruguay	117,620	—	—	117,620
Total Investments in Securities	$21,736,270	$—	$341	$21,736,611

(1)       A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

(2)         At February 29, 2024, all Russian Level 3 Investments had a combined ($1,611,542) Unrealized Gain/(Loss). These securities were impacted by the invasion of Ukraine and sanctions on market conditions in Russia. From the start of the conflict in Ukraine until February 29, 2024, Russian-held investments were valued at an approximately 99 percent discount from their last traded prices.

The accompanying notes are an integral part of the financial statements.

EMQQ/FMQQ

Statements of Assets and Liabilities

February 29, 2024 (Unaudited)

	EMQQ The Emerging Markets Internet & Ecommerce ETF	FMQQ The Next Frontier Internet & Ecommerce ETF
Assets:
Investments, at Cost	$450,873,726	$24,547,887
Foreign Currency, at Cost	418,405	31,450
Investments at Fair Value *	$367,219,048	$21,736,611
Cash and Cash Equivalents	2,975,802	34,156
Foreign Currency at Value	418,541	31,450
Dividends Receivable	68,447	9,782
Reclaims Receivable	17,647	—
Receivable for Investment Securities Sold	—	874,908
Total Assets	370,699,485	22,686,907

Liabilities:
Payable Upon Return on Securities Loaned	931,018	—
Advisory Fees Payable	247,883	14,886
Accrued Foreign Capital Gains Tax on Appreciated Securities	1,778,999	87,217
Total Liabilities	2,957,900	102,103

Net Assets	$367,741,585	$22,584,804

Net Assets Consist of:
Paid-in Capital	$850,648,357	$30,458,907
Total Distributable Earnings (Accumulated Losses)	(482,906,772)	(7,874,103)
Net Assets	$367,741,585	$22,584,804

Outstanding Shares of Beneficial Interest
(unlimited authorization – no par value)	12,050,000	1,950,000
Net Asset Value, Offering and Redemption Price Per Share	$30.52	$11.58
*Includes Value of Securities on Loan	$881,733	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

EMQQ/FMQQ

Statements of Operations

For the Six Months Ended February 29, 2024 (Unaudited)

	EMQQ The Emerging Markets Internet & Ecommerce ETF	FMQQ The Next Frontier Internet & Ecommerce ETF
Investment Income:
Dividend Income	$4,060,438	$77,255
Interest Income	28,358	269
Income from Securities Lending, Net	50,430	—
Less: Foreign Taxes Withheld	(31,168)	(3,651)
Total Investment Income	4,108,058	73,873

Expenses:

Advisory Fees	1,795,867	82,361

Total Expenses	1,795,867	82,361

Net Investment Income (Loss)	2,312,191	(8,488)

Net Realized Gain (Loss) on:

Investments(1)	(19,847,346)	10,898
Foreign Currency Transactions	(21,605)	(3,674)
Foreign Capital Gains Tax	(58,676)	—
Net Realized Gain (Loss)	(19,927,627)	7,224

Net Change in Unrealized Appreciation (Depreciation) on:

Investments	11,495,949	1,586,760
Accrued Foreign Capital Gains Tax on Appreciated Securities	(943,888)	(87,217)
Foreign Currency Translations	(1,058)	(229)

Net Change in Unrealized Appreciation (Depreciation)	10,551,003	1,499,314

Net Realized and Unrealized Gain (Loss)	(9,376,624)	1,506,538

Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,064,433)	$1,498,050

(1)       Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Statements of Changes in Net Assets

	For the Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Operations:
Net Investment Income (Loss)	$2,312,191	$(1,722,793)
Net Realized Gain (Loss)(1)	(19,927,627)	(101,615,168)
Net Change in Unrealized Appreciation (Depreciation)	10,551,003	90,235,134
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,064,433)	(13,102,827)

Distributions:	(3,171,921)	—
Capital Share Transactions:
Issued	—	14,554,115
Redeemed	(118,388,978)	(120,237,767)
Increase (Decrease) in Net Assets from Capital Share Transactions	(118,388,978)	(105,683,652)

Total Increase (Decrease) in Net Assets	(128,625,332)	(118,786,479)
Net Assets:
Beginning of Year/Period	496,366,917	615,153,396
End of Year/Period	$367,741,585	$496,366,917

Share Transactions:
Issued	—	550,000
Redeemed	(3,900,000)	(4,100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(3,900,000)	(3,550,000)

(1)       Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet & Ecommerce ETF

Statements of Changes in Net Assets

	For the Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Operations:
Net Investment Income (Loss)	$(8,488)	$(31,406)
Net Realized Gain (Loss)(1)	7,224	(1,547,287)
Net Change in Unrealized Appreciation (Depreciation)	1,499,314	1,193,958

Net Increase (Decrease) in Net Assets Resulting from Operations	1,498,050	(384,735)

Distributions:	(20,951)	—
Capital Share Transactions:
Issued	2,240,132	4,138,711
Increase (Decrease) in Net Assets from Capital Share Transactions	2,240,132	4,138,711
Total Increase (Decrease) in Net Assets	3,717,231	3,753,976
Net Assets:
Beginning of Year/Period	18,867,573	15,113,597
End of Year/Period	$22,584,804	$18,867,573

Share Transactions:
Issued	200,000	400,000
Net Increase (Decrease) in Shares Outstanding from Share Transactions	200,000	400,000

(1)       Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	For the Six Months Ended February 29, 2024 (Unaudited)	Years Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, beginning of year/period	$31.12	$31.55	$53.59	$54.11	$32.08	$33.05
Investment Activities
Net Investment income (loss)*	0.17	(0.10)	(0.01)	(0.38)	0.50	(0.16)
Net realized and unrealized gain (loss)	(0.53)	(0.33)	(22.03)	(0.03)**	21.98	(0.81)
Total from investment activities	$(0.36)	$(0.43)	$(22.04)	$(0.41)	$22.48	$(0.97)
Distributions to Shareholders from:
Net investment income	(0.24)	—	—	(0.11)	(0.45)	—
Total distributions	(0.24)	—	—	(0.11)	(0.45)	—

Net Asset Value, end of year/period	$30.52	$31.12	$31.55	$53.59	$54.11	$32.08

Net Asset Value, Total Return (%)(1)	(1.12)	(1.36)	(41.13)	(0.77)	70.85	(2.93)
Ratios to Average Net Assets

Expenses (%)	0.86 (3)	0.86	0.86	0.86	0.86	0.86
Net investment income (loss) (%)	1.11 (3)	(0.32)	(0.03)	(0.61)	1.28	(0.53)
Supplemental Data
Net Assets end of year/period (000)	$367,742	$496,367	$615,153	$1,355,953	$965,858	$378,601
Portfolio turnover (%)(2)	11	21	44	71	25	25

*          Per share data calculated using average shares method.

**            Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(1)       Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)       Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions, if any.

(3)       Annualized.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet & Ecommerce ETF

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year/Period

	For the Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023	Period Ended August 31, 2022†
Net Asset Value, beginning of year/period	$10.78		$11.20	$25.80
Investment Activities
Net Investment loss*	—		(0.02)	(0.07)

Net realized and unrealized gain (loss)	0.81		(0.40)	(14.53)
Total from investment activities	$0.81		$(0.42)	$(14.60)
Distributions to shareholders from:
Net Investment Income	(0.01)		—	—

Total Distributions	(0.01)		—	—
Net Asset Value, end of year/period	$11.58		$10.78	$11.20
Net Asset Value, Total Return (%)(1)	7.54		(3.75)	(56.59)
Ratios to Average Net Assets

Expenses (%)	0.86	(3)	0.86	0.86	(3)
Net investment income (loss) (%)	(0.09	)(3)	(0.19)	(0.58	)(3)
Supplemental Data

Net Assets end of year/period (000)	$22,585		$18,868	$15,114
Portfolio turnover (%)(2)	15		24	66

*          Per share data calculated using average shares method.

†           The Fund commenced operations on September 27, 2021.

(1)       Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)       Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions, if any.

(3)       Annualized.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

EMQQ/FMQQ

Notes to Financial Statements

February 29, 2024 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust“) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of EMQQ The Emerging Markets Internet & Ecommerce ETF and FMQQ The Next Frontier Internet & Ecommerce ETF (each a “Fund”, and together the “Funds”). The EMQQ The Emerging Markets Internet & Ecommerce ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of EMQQ The Emerging Markets Internet & Ecommerce IndexTM. The FMQQ The Next Frontier Internet & Ecommerce ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of FMQQ The Next Frontier Internet & Ecommerce IndexTM. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Funds. Each Fund is classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk“ under Note 6). The EMQQ The Emerging Markets Internet & Ecommerce ETF commenced operations on November 12, 2014. The FMQQ The Next Frontier Internet & Ecommerce ETF commenced operations on September 27, 2021.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares of a Fund may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares called “Creation Units.” Creation Units are available for purchase and redemption on each business day and are offered and redeemed on an in-kind basis, together with a specified cash amount, or for an all cash amount. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Security Valuation — The Funds record their investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the

EMQQ/FMQQ

Notes to Financial Statements

February 29, 2024 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and at the most recent quoted ask price for short positions. For securities traded on NASDAQ the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Rule 2a-5 under the 1940 Act establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. Rule 31a-4 under the 1940 Act, sets forth recordkeeping requirements associated with fair-value determinations.

Pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for a Fund through the Adviser’s Valuation Committee and (ii) approved the Adviser’s Valuation Procedures.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, a Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to

EMQQ/FMQQ

Notes to Financial Statements

February 29, 2024 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•        Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•        Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•        Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the six months ended February 29, 2024, maximized the use of observable inputs and minimized the use of unobservable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value.

Federal Income Taxes — It is each Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. As of February 29, 2024, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Current tax years remain open and subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

In addition to the requirements of the Code, each Fund may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities, payable upon repatriation of sales proceeds. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred tax liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities.

EMQQ/FMQQ

Notes to Financial Statements

February 29, 2024 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

For the six months ended February 29, 2024, accrued foreign capital gains tax on appreciated securities as shown on the Statements of Assets and Liabilities and recorded net changes in unrealized appreciation on Accrued Foreign Capital Gains Tax on Appreciated Securities as shown on the Statements of Operations were:

	Accrued Foreign Capital Gains Tax	Net Change in Unrealized Appreciation (Depreciation) on Deferred Capital Gains Tax
EMQQ The Emerging Markets Internet & Ecommerce ETF	$1,778,999	$(943,887)
FMQQ The Next Frontier Internet & Ecommerce ETF	87,217	(87,217)

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The Funds may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

EMQQ/FMQQ

Notes to Financial Statements

February 29, 2024 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

Creation Units — The Funds issue and redeem shares at NAV and only in Creation Units, or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $750 and $1,550 for EMQQ The Emerging Markets Internet & Ecommerce ETF and FMQQ The Next Frontier Internet & Ecommerce ETF, respectively, per transaction, regardless of the number of Creation Units created in a given transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee of $750 and $1,550 for EMQQ The Emerging Markets Internet & Ecommerce ETF and FMQQ The Next Frontier Internet & Ecommerce ETF, respectively, per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction. The Funds may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transactions. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase and sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of a Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit a Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of a Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

EMQQ/FMQQ

Notes to Financial Statements

February 29, 2024 (Unaudited) (Continued)

3. SERVICE PROVIDERS

Investment Advisory and Administrative Services

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund. With respect to EMQQ The Emerging Markets Internet & Ecommerce ETF, the Adviser is responsible for, among other things, overseeing the sub-adviser (as defined below), including daily monitoring of the purchase and sale of securities by the sub-adviser and regular review of the sub-adviser’s performance. With respect to FMQQ The Next Frontier Internet & Ecommerce ETF, the Adviser is responsible for the day-to-day management of the Fund, including, among other things, implementing changes to the Fund’s portfolio in connection with any rebalancing or reconstitution of its Index, trading portfolio securities on behalf of the Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides to the Funds, each Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.86% of average daily net assets of each Fund.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly-owned subsidiary of the Adviser, administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under the Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. For the services it provides to the Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds (including the fee charged by ETC Platform services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses“).

EMQQ Global LLC is the sponsor of each Fund’s Index and each Fund (the “Sponsor“). In connection with an arrangement between the Adviser and the Sponsor, the Sponsor has agreed to assume the obligation of the Adviser to pay all expenses of the Funds (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of each Fund. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the either Fund.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

EMQQ/FMQQ

Notes to Financial Statements

February 29, 2024 (Unaudited) (Continued)

3. SERVICE PROVIDERS (concluded)

Sub-Advisory Agreement (EMQQ The Emerging Markets Internet & Ecommerce ETF only)

Penserra Capital Management LLC (the “Sub-Adviser“), a New York limited liability company located at 4 Orinda Way, Suite 100-A, Orinda, California 94563, serves as the sub-adviser to EMQQ The Emerging Markets Internet & Ecommerce ETF pursuant to a sub-advisory agreement (the “Sub-Advisory-Agreement“). Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly out of the fee the Adviser receives from the Fund, at an annual rate of 0.05% on the first $250 million, 0.04% on the next $250 million, and 0.035% on assets in excess of $500 million, subject to a $25,000 minimum fee.

The Sub-Adviser’s affiliated broker-dealer, Penserra Securities LLC, holds a minority interest in the Sub-Adviser. The Fund may execute brokerage or other agency transactions through registered broker dealer affiliates of the Fund, the Adviser, the Sub-Adviser or the distributor for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and rules promulgated by the Commission. For the six months ended February 29, 2024, the Funds did not pay commissions to affiliated brokers.

Distribution Arrangement

The Distributor serves as each Fund’s underwriter and distributor of each Fund’s shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Fund’s shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in any Fund’s shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the six months ended February 29, 2024, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Funds’ administrator pursuant to an administration agreement. Brown Brothers Harriman & Co. serves as the Funds’ custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement. The Adviser of the Funds pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

EMQQ/FMQQ

Notes to Financial Statements

February 29, 2024 (Unaudited) (Continued)

4. INVESTMENT TRANSACTIONS

For the six months ended February 29, 2024, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
EMQQ The Emerging Markets Internet & Ecommerce ETF	$44,759,061	$118,743,893
FMQQ The Next Frontier Internet & Ecommerce ETF	2,987,241	2,793,897

For the six months ended February 29, 2024, there were no purchases or sales of long-term U.S. Government securities by the Funds.

For the six months ended February 29, 2024, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
EMQQ The Emerging Markets Internet & Ecommerce ETF	$—	$49,223,448	$9,106,581
FMQQ The Next Frontier Internet & Ecommerce ETF	1,107,928	—	—

Amounts designated as “—“ are $0.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital and distributable earnings, as appropriate, in the period that the differences arise.

There were no dividends paid by the Funds during the years ended August 31, 2023 or the years ended August 31, 2022.

As of August 31, 2023, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	EMQQ The Emerging Markets Internet & Ecommerce ETF	FMQQ The Next Frontier Internet & Ecommerce ETF
Undistributed Ordinary Income	$1,778,022	$20,950
Post-October Losses	(87,611,192)	—
Capital Loss Carryforwards	(242,316,050)	(4,347,431)
Unrealized Depreciation	(144,521,190)	(5,024,720)
Other Temporary Differences	(8)	(1)
Total Distributable Earnings (Accumulated Losses)	$(472,670,418)	$(9,351,202)

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2022 through August 31, 2023, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen on the first day of the fund’s next taxable year.

EMQQ/FMQQ

Notes to Financial Statements

February 29, 2024 (Unaudited) (Continued)

5. TAX INFORMATION (concluded)

The Funds are permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of August 31, 2023, the Funds had the following capital loss carryforwards to offset capital gains for an unlimited period:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforwards
EMQQ The Emerging Markets Internet & Ecommerce ETF	$108,070,449	$134,245,601	$242,316,050
FMQQ The Next Frontier Internet & Ecommerce ETF	3,734,434	612,997	4,347,431

For federal income tax purposes, the cost of securities owned at August 31, 2023, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales, and investment in passive investment companies, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at February 29, 2024, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
EMQQ The Emerging Markets Internet & Ecommerce ETF	$450,873,726	$64,412,099	$(148,066,777)	$(83,654,678)
FMQQ The Next Frontier Internet & Ecommerce ETF	24,547,887	3,683,623	(6,494,899)	(2,811,276)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), each shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Risk information is applicable to each Fund unless otherwise noted. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in a Fund.

Currency Exchange Rate Risk:  The Funds may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Funds’ investment and the value of your shares. Because the Funds’ NAV is determined in U.S. dollars, the Funds’ NAV could decline if the currency of the non-U.S. market in which the Funds invest depreciates against the U.S. dollar, even if the value of the Funds’ holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Funds may change quickly and without warning and you may lose money.

Emerging Markets Securities Risk: Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s or Sub-Adviser’s ability to evaluate local companies and impact the Funds’ performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Funds may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

EMQQ/FMQQ

Notes to Financial Statements

February 29, 2024 (Unaudited) (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (concluded)

Foreign Securities Risk:    Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Funds more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Funds’ portfolio holdings trade in markets that are closed when the Funds’ market is open, there may be valuation differences that could lead to differences between the Funds’ market price and the value of the Funds’ portfolio holdings.

Frontier Market Risk: Certain foreign markets are only in the earliest stages of development and may be considered “frontier markets.” Frontier financial markets generally are less liquid and more volatile than other markets, including markets in developing and emerging economies. Frontier markets have a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries. Securities may have limited marketability and be subject to erratic price movements. Frontier markets, particularly countries in the Middle East, have been, and may continue to be, impacted by political instability, war, terrorist activities and religious, ethnic and/or socioeconomic unrest. These and other factors make investing in frontier market countries significantly riskier than investing in developed market or emerging market countries.

Limited Authorized Participants, Market Makers and Liquidity Providers Concentration Risk: Because the Funds are an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Funds. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Funds may trade at a material discount to NAV, possibly face delisting, and may experience wider bid-ask spreads:: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Risk: The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Funds’ investments may be negatively affected.

Non-Diversification Risk: The Funds are non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Funds’ performance.

EMQQ/FMQQ

Notes to Financial Statements

February 29, 2024 (Unaudited) (Continued)

c

7. SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement with Brown Brothers Harriman & Co. (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Funds (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions, expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by a Fund that might occur during the term of the loan would be for the account of the Fund. Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits the Funds, under certain circumstances such as an event of default, to offset amounts payable by a Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by the EMQQ The Emerging Markets Internet & Ecommerce ETF, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of February 29, 2024:

Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non- Cash Collateral Received	Net Amount
$881,733	$881,733	$—	$—

(1)        Collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at February 29, 2024 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of February 29, 2024, the cash collateral was invested in a Short-Term Investment with the following maturity:

EMQQ The Emerging Markets Internet & Ecommerce ETF:

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Short-Term Investment	$931,018	$—	$—	$—	$931,018

EMQQ/FMQQ

Notes to Financial Statements

February 29, 2024 (Unaudited) (Concluded)

8. OTHER

At February 29, 2024, the records of the Trust reflected that 100% of the EMQQ The Emerging Markets Internet & Ecommerce ETF and FMQQ The Next Frontier Internet & Ecommerce ETF total shares outstanding were held by four and two Authorized Participant(s) respectively, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

9. RECENT MARKET EVENTS

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors. The COVID-19 pandemic, Russia’s invasion of Ukraine, and higher inflation have resulted in extreme volatility in the financial markets, economic downturns around the world, severe losses to some sectors of the economy and individual issuers, and reduced liquidity of certain instruments. These events have caused significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; large expansion of government deficits and debt as a result of government actions to mitigate the effects of such events; and widespread uncertainty regarding the long-term effects of such events.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and began to raise interest rates in an effort to fight inflation. The Federal Reserve may determine to raise interest rates further. This and other government intervention into the economy and financial markets to address the pandemic, inflation, or other significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

10.    SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

EMQQ/FMQQ

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (September 1, 2023 to February 29, 2024) (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 9/1/2023	Ending Account Value 2/29/2024	Annualized Expense Ratios	Expenses Paid During Period(1)
EMQQ The Emerging Markets Internet & Ecommerce ETF
Actual Fund Return	$1,000.00	$988.80	0.86%	$4.25
Hypothetical 5% Return	$1,000.00	$1,020.59	0.86%	$4.32

FMQQ The Next Frontier Internet & Ecommerce ETF
Actual Fund Return	$1,000.00	$1,075.40	0.86%	$4.44
Hypothetical 5% Return	$1,000.00	$1,020.59	0.86%	$4.32

(1)        Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

EMQQ

Board Consideration and Approval of Continuance of Investment

Advisory Agreement
(Unaudited)

At a meeting held on September 7, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the continuance of the following agreements (the “Agreements”) with respect to the EMQQ The Emerging Markets Internet & Ecommerce ETF (the “Fund”):

•        the investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC (“ETC”), pursuant to which ETC provides advisory services to the Fund; and

•        the sub-advisory agreement between ETC and Penserra Capital Management, LLC (“Penserra”), pursuant to which Penserra provides sub-advisory services to the Fund.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved by a vote of: (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and ETC and Penserra are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require the Fund to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreements.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed materials from ETC and Penserra and at the Meeting representatives from ETC presented additional information to help the Board evaluate the Agreements. Among other things, representatives from ETC provided an overview of its advisory business, including investment personnel and investment processes. Prior to the Meeting, the Trustees met to review and discuss certain information provided. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentation, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC and Penserra. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the Agreements, the Board took into account the materials provided for the Meeting, the extensive discussion before and during the Meeting, including the discussion the Independent Trustees had during their executive session with independent legal counsel. In particular, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC and Penserra to the Fund; (ii) the Fund’s performance; (iii) ETC’s and Penserra’s costs of and profits realized from providing advisory and sub-advisory services to the Fund, including any fall-out benefits enjoyed by ETC and Penserra or their respective affiliates; (iv) comparative fee and expense data; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services. With respect to the nature, extent, and quality of the services provided to the Fund, the Board considered ETC’s and Penserra’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that (i) ETC’s responsibilities include overseeing the activities of Penserra with respect to the Fund, including regular review of Penserra’s performance; monitoring compliance with various policies and procedures and applicable securities regulations; quarterly reporting to the Board; and implementing Board directives as they relate to the Fund, and (ii) subject to the supervision of ETC and oversight of the Board, Penserra’s responsibilities include implementing changes to the Fund’s portfolio in connection with any rebalancing or reconstitution of the underlying index; trading portfolio securities and other investment instruments on behalf

EMQQ

Board Consideration and Approval of Continuance of Investment

Advisory Agreement
(Unaudited) (Continued)

of the Fund; selecting broker-dealers to execute purchase and sale transactions; determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; overseeing general portfolio compliance with relevant law; monitoring compliance with various policies and procedures and applicable securities regulations; quarterly reporting to the Board; and implementing Board directives as they relate to the Fund. The Board noted that it had been provided with ETC’s and Penserra’s registration forms on Form ADV as well as their responses to a detailed series of questions, which included a description of their operations, services, personnel, compliance programs, risk management programs, and financial conditions, and whether there have been material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s and Penserra’s investment personnel, the quality of ETC’s and Penserra’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that each has appropriate compliance policies and procedures in place. The Board considered ETC’s and Penserra’s experience working with ETFs, including the Fund, and noted ETC’s experience managing other series of the Trust and other ETFs outside of the Trust.

The Board also noted the sophistication of the index tracked by the Fund including the complex processes utilized by the index provider in designing and maintaining the index and the resources devoted to operate such an index.

The Board also considered other services provided to the Fund by ETC, including through its affiliates, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Fund’s business activities; supervising the Fund’s registration as an investment company and the offering of Fund shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided to the Fund by ETC and Penserra.

Performance. The Board reviewed the Fund’s performance in light of its stated investment objective, noting that the Fund is passively managed and its objective was to provide investment results that correspond to the total return performance of its index. The Board was provided reports regarding the Fund’s past performance, including a report from Penserra comparing the Fund’s performance to the performance of its underlying index for various time periods ended June 30, 2023. The Board found that there was a significant difference between the Fund’s performance and its index. The Board reviewed information regarding the attribution of the Fund’s index tracking, noting that the significant component of the underperformance was the result of the Fund’s expenses and the impact of accrued tax liability for foreign withholding taxes and increased due to positive returns. The Board found that there were no other material components that contributed to tracking error and further noted that it received regular reports regarding the Fund’s performance, including tracking error, at its quarterly meetings throughout the year.

Based on this review, the Board concluded that the performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

EMQQ

Board Consideration and Approval of Continuance of Investment

Advisory Agreement
(Unaudited) (Concluded)

Economies of Scale. The Board considered whether economies of scale have been realized with respect to the Fund. The Board concluded that no significant economies of scale have been realized, noting a recent drop in the Fund’s assets, and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuance of the Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, were fair and reasonable to the Fund. The Board, including the Independent Trustees, therefore determined that the approval of the continuance of the Agreements was in the best interests of the Fund and its shareholders.

FMQQ

Board Consideration and Approval of Continuance of Investment

Advisory Agreement
(Unaudited)

At a meeting held on September 7, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the continuance of the investment advisory agreement between the Trust, on behalf of the FMQQ The Next Frontier Internet & Ecommerce ETF (the “Fund”), and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Fund (the “Agreement”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved by a vote of: (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and ETC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require the Fund to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and at the Meeting representatives from ETC presented additional information to help the Board evaluate the Agreement. Among other things, representatives from ETC provided an overview of its advisory business, including investment personnel and investment processes. Prior to the Meeting, the Trustees met to review and discuss certain information provided. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentation, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the Agreement, the Board took into account the materials provided for the Meeting, the extensive discussion before and during the Meeting, including the discussion the Independent Trustees had during their executive session with independent legal counsel. In particular, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC to the Fund; (ii) the Fund’s performance; (iii) ETC’s costs of and profits realized from providing advisory services to the Fund, including any fall-out benefits enjoyed by ETC or its affiliates; (iv) comparative fee and expense data; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services. With respect to the nature, extent, and quality of the services provided to the Funds, the Board considered ETC’s specific responsibilities in all aspects of the day-to-day management of the Funds.

The Board considered that responsibilities with respect to the Funds’ portfolios include developing, implementing, and maintaining the Fund’s investment program; implementing changes to a Fund’s portfolio in connection with any rebalancing or reconstitution of the underlying index; selecting broker-dealers to execute purchase and sale transactions; determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis. The Board considered that beyond portfolio management, ETC, including through its affiliates, also maintains responsibilities for overseeing compliance with relevant law; monitoring compliance with various policies and procedures and applicable securities regulations; the provision of various administrative services to the Fund and oversight of third-party administrators, quarterly reporting to the Board; and implementing Board directives as they relate to the Fund. The Board considered that those services also include arranging for and providing oversight of transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical,

FMQQ

Board Consideration and Approval of Continuance of Investment

Advisory Agreement
(Unaudited) (Continued)

bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations; supervising the Fund’s registration as an investment company and the offering of Fund shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

The Board noted that it has reviewed ETC’s responses to a detailed series of questions, which included a description of ETC’s consolidated operations, services, personnel, compliance program, risk management program, and financial condition, and an overview of the material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s investment personnel, the quality of ETC’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC has procedures that are reasonably designed to comply with the federal securities laws. The Board considered ETC’s experience working with ETFs, including the Fund, other series of the Trust, and other ETFs outside of the Trust. Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of services provided to the Fund by ETC.

Based on review of this information, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Performance. The Board reviewed the Fund’s performance in light of its stated investment objective, noting that the Fund is passively managed and the Fund’s objective was to provide investment results that correspond to the total return performance of its index. The Board was provided reports regarding the Fund’s past performance, including a report comparing the Fund’s performance to the performance of its underlying index for various time periods ended June 30, 2023, and the Board found that the Fund generally performed in line with its index over the relevant period. The Board reviewed information regarding the Fund’s index tracking, noting, as applicable, the factors that contributed to the Fund’s tracking error, such as the Fund’s unitary fee.

Based on this review, the Board concluded that the performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement with respect to the Fund for the coming year.

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee paid by the Fund to ETC under the Agreement. The Board reviewed reports prepared by ISS, an independent third party, comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the report included mutual funds in the peer group, which were intended to enhance the Board’s ability to evaluate the quality of fees and expenses on a broader scale. The Board took into account the differences in operations and fee structures between ETFs and mutual funds and gave such weight to the mutual fund data as it deemed appropriate. The Board noted that ISS selected the particular mutual funds that were included in its report. In support of its review of the statistical information, the Board was provided with a description of the methodology used by ISS to prepare this information. The Board noted that the Fund’s advisory fee was the highest among the peer ETFs, although less than the net total expenses of the mutual funds included in the report, and higher than the median of the whole peer group.

The Board took into account that the Fund’s underlying index was highly specialized, corresponding to that Fund’s strategy, which may contribute to limitations in the construction of the peer groups to provide meaningful direct comparisons to the Fund. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes and interest. The Board noted that, under the Agreement, ETC is responsible for compensating the Funds’ other service providers and paying the Funds’ other expenses out of its own fee and resources and that, while the Funds’ index provider has assumed such responsibility, ETC is ultimately responsible for ensuring the obligation is satisfied. The Board considered information provided about the costs and expenses incurred by ETC in providing advisory services, evaluated the compensation and

FMQQ

Board Consideration and Approval of Continuance of Investment

Advisory Agreement
(Unaudited) (Concluded)

benefits received by ETC from its relationship with the Fund, and reviewed profitability information from ETC with respect to the Fund. The Board considered the risks borne by ETC associated with providing services to the Funds, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Funds. Based on the foregoing information, the Board concluded that the advisory fee appeared reasonable in light of the services rendered.

Economies of Scale. The Board considered whether economies of scale have been realized with respect to the Funds. The Board concluded that no significant economies of scale have been realized and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuance of the Agreement on behalf of the Funds; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreement, including the compensation payable thereunder, was fair and reasonable to the Funds. The Board, including the Independent Trustees, therefore determined that the approval of the continuance of the Agreement was in the best interests of the Fund and its shareholders.

EMQQ/FMQQ

Supplemental Information

(Unaudited)

NAV is the price per share at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the market value of the fund’s holdings. The NAV of a fund may also be impacted by the accrual of deferred taxes. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.emqqetf.com and www.fmqqetf.com, respectively.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Sub-Adviser
(EMQQ The Emerging Markets Internet & Ecommerce ETF only):
Penserra Capital Management LLC
4 Orinda Way, 100-A
Orinda, CA 94563

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

EMQ-SA-001-1000

(b) Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens,
Principal Executive Officer

Date: May 1, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens,
Principal Executive Officer

Date: May 1, 2024

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke,
Principal Financial Officer

Date: May 1, 2024